(OHIO NATIONAL FINANCIAL SERVICES LETTERHEAD)
February 16, 2010
Via Edgar Transmission
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:	Dow Target Variable Fund (File Nos. 811-9019; 333-64349)
Post Effective Amendment No. 14
Ladies and Gentlemen:
On behalf of the above registrant, enclosed herewith for electronic filing is the above-referenced Post-Effective Amendment to the Registration Statement on Form N-1/A pursuant to the provisions of Rule 485(a). This filing is being made to conform to the requirement for summary sections for each portfolio of the Dow Target Variable Fund.
The registrant acknowledges that should the Commission or the Staff, acting pursuant to delegated authority, declare the filings effective or permit them to go effective on their own, the Commission is not foreclosed from taking any action with respect to the filings. The registrant also acknowledges that the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filings effective or allowing them to go effective on their own, does not relieve the registrant from its full responsibility for the adequacy and accuracy of the disclosure in the filings and that the registrant may not assert such action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.
Should you have any questions or comments regarding the filings, please contact me at (513) 794-6779.

Sincerely,

/s/ Katherine L. Carter
Katherine L. Carter
Assistant Counsel